Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	GSL
Entity Registrant Name	Global Ship Lease, Inc.
Entity Central Index Key	0001430725
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Class A Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	47,609,734
Class B Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	7,405,956